Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position

Borrower	Principal	Deferred finance costs	Accrued Interest	Amortized cost
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited, Serena Maritime Limited and Salaminia Maritime Limited.	44,375	(541)	491	44,325

Total at December 31, 2022	44,375	(541)	491	44,325
Less: Current Portion	(6,500)	188	(491)	(6,803)
Long-Term Portion	37,875	(353)	—	37,522

Total at December 31, 2021	31,750	(447)	179	31,482
Less: Current Portion	(5,000)	135	(179)	(5,044)
Long-Term Portion	26,750	(312)	—	26,438

Long-Term Debt, net - Annual loan principal payments

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2023	6,500
2024	6,500
2025	6,500
2026	24,875
Total	44,375

The contractual annual loan principal payments to be made subsequent to December 31, 2021, were as follows:

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2022	5,000
2023	5,000
2024	5,000
2025	5,000
2026 and thereafter	11,750
Total	31,750